Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Cybersecurity Risk Management

We have developed and implemented a cybersecurity risk management policy designed to protect the confidentiality, integrity, and availability of our critical systems and information. The audit committee of the Board of Directors will oversee this policy and will be responsible for the implementation of the Company’s oversight, programs, procedures, and policies related to cybersecurity, cybersecurity risks, information security, and data privacy.

Management shall report to the audit committee on the Company’s and its subsidiaries’ strategy, risks, metrics and operations relating to cybersecurity and information security matters, including significant cybersecurity and information security-related projects and initiatives and related progress, the integration and alignment of such strategy with the Company’s overall business and strategy, and trends that may affect such strategy or operations.

Team leads from various departments of the Company have been identified under this policy to report to the Company’s chief financial officer and oversee the strategy of the Company. While these named leaders will oversee the strategy pursuant to this policy, cybersecurity is the responsibility of all business stakeholders and requires the cooperation and compliance of all personnel.

All employees shall exercise professional judgement in using computing devices and network resources connected to the cyberspace. All information, physical and intellectual properties stored on electric and computing devices or existing within the cyberspace remain the sole property of the Company. Therefore, employees must neither access nor share confidential and proprietary information prior to receiving consent from management or the Company’s directors and officers.

We and certain of our third-party service providers may be subject to cyberattacks and security due to, for example, computer malware, viruses, computer hacking, credential stuffing, and phishing attacks. We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. However, because of our prominence, we believe that we are a particularly attractive target for such attacks, and we expect to experience cyberattacks and security incidents in the future.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board of Directors considers cybersecurity risk as part of its risk oversight function and has delegated to the audit committee oversight of our cybersecurity and data protection program. The audit committee shall report regularly to the Board concerning its matters covered under this policy and advising the Board of any developments that the audit committee believes should have Board of Directors’ consideration. The audit committee shall also annually review and assess the adequacy of this policy and recommend any proposed changes to the Board of Directors for approval.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true